                            Supplement to Prospectus Dated May 1, 2002, revised effective November 18, 2002
                                                    Supplement dated April 4, 2003

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-444-3970.

Pursuant to a shareholder vote the portfolios of the Galaxy VIP Fund ("VIP Funds") are being reorganized into portfolios of Liberty
Variable Investment Trust ("Liberty") and SteinRoe Variable Investment Trust ("SteinRoe").  Under the reorganization, the assets and liabilities of each of the VIP Funds will be transferred into similar portfolios of the Liberty and SteinRoe Funds.

Due to this reorganization the following changes are being made to your Galaxy Variable Annuity prospectus effective following the close of business on April 4, 2003:

Galaxy VIP Fund                             Corresponding Liberty/SteinRoe Fund
---------------                             -----------------------------------
GAL VIP Money Market                                 Stein Roe Money Market Fund, Variable Series*
GAL VIP Quality Plus Bond Fund                       Liberty Federal Securities Fund, Variable Series
GAL VIP Asset Allocation Fund                        Stein Roe Balanced Fund, Variable Series**

Due to this reorganization the following changes are being made to your Galaxy Variable Annuity prospectus effective following the close of business on April 11, 2003:

Galaxy VIP Fund                             Corresponding Liberty/SteinRoe Fund
---------------                             -----------------------------------
GAL VIP Equity Fund                                  Liberty Equity Fund, Variable Series

*    After the reorganization, the Stein Roe Money Market Fund, Variable Series expects to immediately change its name to the Liberty
Money Market Fund, Variable Series.
**   After the reorganization, the Stein Roe Balanced Fund, Variable Series expects to immediately change its name to the Liberty
Asset Allocation Fund, Variable Series.

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------

                                          Management        Other         12b-1 Fees     Total Annual     Fee Waivers     Net Annual
         UNDERLYING PORTFOLIO                Fees          Expenses                        Portfolio      and Expense     Portfolio
                                                                                           Operating     Reimburse-ment   Operating
                                                                                           Expenses                        Expenses
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------
SteinRoe Variable Investment Trust:
  Liberty Asset Allocation                   0.60%          0.10%            0.00%            0.70%           0.00%           0.70%
  Liberty Money Market                       0.50%          0.15%            0.00%            0.65%           0.00%           0.65%
Liberty Variable Investment Trust:
  Liberty Equity                             0.84%          0.25%            0.00%            1.09%           0.03%           1.06%
  Liberty Federal Securities                 0.55%          0.11%            0.00%            0.66%           0.00%           0.66%
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------

INVESTMENT OPTIONS

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Liberty Equity Fund,  Variable  Series:  seeks long-term  growth by investing in companies that   Columbia Management
                    the  Portfolio's  investment  advisor  believes  have  above-average  earnings  potential.  The
                    Portfolio  normally  invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly  diversified  portfolio of equity securities  issued by U.S.  companies, primarily  common  stocks  and  securities  that  can be  converted  into  common  stocks.  The
                    Portfolio  invests mainly in companies which the investment  advisor  believes will have faster earnings  growth  than  the  economy  in  general.  The  investment  advisor  looks  for  large capitalization  companies  (generally  over $2  billion)  in growing  industries,  focusing  on technological  advances,  good product  development,  strong management and other factors which support  future  growth.  The  investment  advisor seeks out  companies  that have a history of strong  earnings growth and are projected to continue a similar pattern of growth over the next
                    three to five years.  The Liberty Equity Fund,  Variable Series  represents the combined assets       Group, Inc.
                    of  the  GAL  VIP  Equity  and  GAL  VIP  Growth  and  Income  Funds  as of  the  date  of  the reorganization.  The GAL VIP  Equity  and GAL VIP  Growth  and  Income  Funds no  longer  exist following the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   Liberty Asset  Allocation  Fund,  Variable  Series:  seeks high total  investment  return.  The   Columbia Management
                    Portfolio  seeks to achieve  its goal by  allocating  the  Portfolio's  assets  amoung  various classes of equity and debt  securities,  including:  large cap growth  stocks;  large cap value stocks; mid cap growth stocks; mid cap value stocks;  small cap growth stocks;  small cap value stocks;  real estate investment trusts  ("REITs");  foreign stocks;  investment grade bonds and non-investment  grade  bonds.  In  selecting  equity  securities,  the  Portfolio's  investment advisor favors stocks with  long-term  growth  potential that are expected to outperform  their peers over time.  Further,  the investment advisor forecasts the direction and degree of change in long-term  interest rates to help in the selection of debt  securities.  The Portfolio keeps at least 25% of its total assets in fixed income  investments,  including  debt  securities and preferred  stocks,  at all  times.  As part of the  reorganization,  the name of the  Stein Roe  Group, Inc./Stein Roe
                    Balanced Fund,  Variable Series was changed to its current name, Liberty Asset Allocation Fund,  & Farnham Incorporated
                    Variable   Series.   The  GAL  VIP  Asset  Allocation  Fund  no  longer  exists  following  the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LONG-TERM BOND    Liberty Federal Securities Fund,  Variable Series:  seeks the highest possible level of current   Columbia Management
                    income,  consistent with safety of principal and maintenance of liquidity.  Under normal market conditions,  the  Portfolio  invests at least 80% of its net assets  (plus any  borrowings  for investment  purposes) in U.S. government  securities,  including U.S. treasuries and securities of  various  U.S.  government  agencies.  Agency  securities  include  debt  issued by  various agencies  as  well as  mortgage-backed  securities,  which  represent  interests  in  pools  of mortgages.  The  Portfolio  may also  invest  up to 20% of its  assets  in  corporate  bonds or  Group, Inc./Stein Roe mortgage- or asset-backed  securities that are issued by private entities.  The GAL VIP Quality  & Farnham Incorporated
                    Plus Bond Fund no longer exists following the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     Liberty Money Market Fund,  Variable  Series:  seeks maximum  current  income,  consistent with   Columbia Management
                    capital  preservation and the maintenance of liquidity.  The Portfolio  invests in high-quality money market securities,  including:  securities issued or guaranteed by the U.S. government or by its agencies;  securities issued or guaranteed by the government of any foreign country that have a long-term rating at the time of purchase of A or better (or an equivalent  rating) by at least  one  nationally  recognized  bond  rating  agency;  certificates  of  deposit,  bankers'
                    acceptances,  time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;  commercial paper of domestic or foreign issuers,  including variable-rate  demand notes;  short-term  debt securities  having a long-term  rating at the of purchase of A or better (or an equivalent  rating) by at least one nationally  recognized  bond rating agency;  repurchase  agreements;  taxable municipal  securities;  and other high-quality  Group, Inc./Stein Roe short-term obligations.  As part of the reorganization,  the name of the Stein Roe Money Market  & Farnham Incorporated
                    Fund,  Variable  Series was changed to its current name,  Liberty  Money Market Fund,  Variable
                    Series.  The GAL VIP Money Market Fund no longer exists following the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

GAL 2 PROS - SUPP (04/04/2003)                                                                                                FLEET